Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 27, 2013
Registrant Name	GuideStone Funds
Central Index Key	0001131013
Amendment Flag	false
Document Creation Date	Jun 27, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Jul 1, 2013

Flexible Income Fund
GuideStone Funds Flexible Income Fund
Investment Objective
The Flexible Income Fund seeks a high level of current income.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Flexible Income Fund GS4 Class
Management fee		0.75%
Other expenses	[1]	0.69%
Total annual operating expenses		1.44%
Fee waiver & expense reimbursement	[2]	(0.24%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.20%
[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.20% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Flexible Income Fund GS4 Class
1 Year	122
3 Years	432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
  The Fund invests mainly in a diversified portfolio of below investment grade fixed-income securities with varying maturities across a broad number of issuers, borrowers and/or industries. Fixed-income securities can include floating rate loans, government notes and bonds, mortgage- and asset-backed securities, convertible debt securities, fixed and floating rate corporate debt securities and below investment grade debt securities.
  The Fund invests primarily in:
  Senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions.
  High yield (below investment grade) and investment grade corporate securities located in the United States.
  The average credit quality for the Fund's portfolio will be greater than or equal to the "B" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P®") or Fitch, Inc. ("Fitch"). The Fund will invest its assets in high yield securities ("junk bonds") and other instruments rated below investment grade ("Baa" category by Moody's or the equivalent by S&P® or Fitch) but may invest up to 10% of its net assets in investment grade securities, including obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations.
  The Fund does not focus on below investment grade fixed-income securities or other instruments with any particular duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that it manages in accordance with its investment strategies and processes.

Principal Investment Risks
  The Fund's value will fluctuate in response to interest rates and other economic factors. The prices of fixed-income securities typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Lower-rated securities are generally more volatile. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.
  High yield securities ("junk bonds") involve greater risks of default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be negatively affected by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
  Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions ("Senior Loans") and are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. If the Fund acquires a participation interest in a Senior Loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Senior Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
  The Fund is subject to collateral risk. Senior Loans are generally secured by collateral and subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements, there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral securing a Senior Loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower's obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. Unsecured loans are not secured by specific collateral and as a result are subject to greater risk that the value of the assets of the borrower may be insufficient to cover repayment and interest.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund's liquidity. Senior Loans are often unrated and unassigned, may not have an active trading market and are generally subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Senior Loans may also be difficult to value.
  The Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and trading on U.S. exchanges. These securities are subject to many of the risks inherit in investing in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of the security. In additions, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Flexible Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Flexible Income Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly in a diversified portfolio of below investment grade fixed-income securities with varying maturities across a broad number of issuers, borrowers and/or industries. Fixed-income securities can include floating rate loans, government notes and bonds, mortgage- and asset-backed securities, convertible debt securities, fixed and floating rate corporate debt securities and below investment grade debt securities.
  The Fund invests primarily in:
  Senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions.
  High yield (below investment grade) and investment grade corporate securities located in the United States.
  The average credit quality for the Fund's portfolio will be greater than or equal to the "B" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P®") or Fitch, Inc. ("Fitch"). The Fund will invest its assets in high yield securities ("junk bonds") and other instruments rated below investment grade ("Baa" category by Moody's or the equivalent by S&P® or Fitch) but may invest up to 10% of its net assets in investment grade securities, including obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations.
  The Fund does not focus on below investment grade fixed-income securities or other instruments with any particular duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that it manages in accordance with its investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will fluctuate in response to interest rates and other economic factors. The prices of fixed-income securities typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Lower-rated securities are generally more volatile. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.
  High yield securities ("junk bonds") involve greater risks of default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be negatively affected by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
  Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions ("Senior Loans") and are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. If the Fund acquires a participation interest in a Senior Loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Senior Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
  The Fund is subject to collateral risk. Senior Loans are generally secured by collateral and subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements, there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral securing a Senior Loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower's obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. Unsecured loans are not secured by specific collateral and as a result are subject to greater risk that the value of the assets of the borrower may be insufficient to cover repayment and interest.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund's liquidity. Senior Loans are often unrated and unassigned, may not have an active trading market and are generally subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Senior Loans may also be difficult to value.
  The Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and trading on U.S. exchanges. These securities are subject to many of the risks inherit in investing in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of the security. In additions, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Flexible Income Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.44%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	432

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.20% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Real Assets Fund
GuideStone Funds Real Assets Fund
Investment Objective
The Real Assets Fund seeks long-term capital appreciation and income consistent with protection from inflation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Real Assets Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Real Assets Fund GS4 Class
Management fee		0.10%
Other expenses	[1]	2.81%
Acquired Fund fees and expenses	[1]	0.96%
Total annual operating expenses		3.87%
Fee waiver & expense reimbursement	[2]	(2.79%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.08%
[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.12% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Real Assets Fund GS4 Class
1 Year	110
3 Years	924

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
  To pursue its investment objective, the Fund allocates assets among certain GuideStone Funds Select Funds ("Select Funds") and other investments ("underlying funds"), which include other open-end management investment companies that invest in various asset classes in order to pursue an overall real return investment strategy under the ultimate supervision of the Adviser. In the Fund's pursuit of "real return" the Fund will invest in "real asset classes" which are defined broadly by the Fund to include any financial or physical assets that historically provide a rate of return at or above the rate of inflation over the long term. The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund's portfolio, when viewed as a whole, is consistent with the Fund's investment objective.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the underlying funds.

Underlying Funds	Target	Range
GuideStone Funds Inflation Protected Bond Fund	33.0%	20-50%
GuideStone Funds Global Natural Resources Equity Fund*	17.5%	10-30%
Credit Suisse Commodity Return Strategy Fund **	17.5%	10-25%
GuideStone Funds Flexible Income Fund*	17.0%	10-30%
GuideStone Funds Real Estate Securities Fund	15.0%	5-25%

        *Shares of these funds are not available for individual investment.

      **This fund is not a series of the Trust and is advised by an unaffiliated adviser.

  Target allocations represent the Fund's current target for investments among the underlying funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval. The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying funds.

Principal Investment Risks
  The Fund's value will go up and down in response to changes in the share prices of the underlying funds. There is no guarantee that the underlying funds or their investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns an underlying fund that invests in high yield securities ("junk bonds"), the Fund is subject to risks that the junk bonds may default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Because the Fund owns an underlying fund that invests in inflation-indexed bonds, the Fund is subject to risks related to the periodic adjustment of interest and/or principal payments on these securities due to changes in inflation, and the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the underlying fund may have no income to distribute. Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in an underlying fund that invests in inflation-indexed bonds.
  Floating rate loans generally are subject to restrictions on transfer, and an underlying fund in which the Fund invests may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. An underlying fund may find it difficult to establish a fair value for floating rate loans held by it. There is a risk that the value of the collateral securing a loan may decline after the underlying fund invests and that the collateral may not be sufficient to cover the amount owed to it. In the event the borrower defaults, the underlying fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower's obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to it. If the underlying fund acquires a participation interest in a loan, it may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
  Because the Fund owns underlying funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  To the extent the underlying funds invest more heavily in particular sectors, the Fund's performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Because the Fund is focused on inflation and not broad market performance, the underlying funds in which the Fund invests may hold a limited number of securities and may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund's performance is likely to be disproportionately affected by the factors influencing those sectors. To the extent the underlying funds emphasize the real estate sector, energy sector, materials sector or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors, and the value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.
  Because the Fund owns an underlying fund that invests in natural resources industries, the Fund is subject to an increased risk of loss. Natural resources may be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.
  Because the Fund owns an underlying fund that invests in commodities, it is subject to commodities risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the underlying fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund's performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund's shares.
  Because the Fund owns an underlying fund that buys investments in real estate investment trusts (REITs) and other investments in real estate, the Fund's value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Investment by an underlying fund in medium-sized stocks involves greater risk than investing in larger company stocks. The risks associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  Investment by an underlying fund in small-cap companies may involve greater risk and may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  Because the Fund owns underlying funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by an underlying investment in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by an underlying fund in which the Fund invests.
  To the extent that the Fund owns an underlying fund that invests in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund's investments may be adversely affected to a greater extent than other investments during deflationary periods.
  Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the underlying funds directly, to the extent permitted.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund's website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Real Assets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Assets Fund seeks long-term capital appreciation and income consistent with protection from inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Real Assets Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  To pursue its investment objective, the Fund allocates assets among certain GuideStone Funds Select Funds ("Select Funds") and other investments ("underlying funds"), which include other open-end management investment companies that invest in various asset classes in order to pursue an overall real return investment strategy under the ultimate supervision of the Adviser. In the Fund's pursuit of "real return" the Fund will invest in "real asset classes" which are defined broadly by the Fund to include any financial or physical assets that historically provide a rate of return at or above the rate of inflation over the long term. The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund's portfolio, when viewed as a whole, is consistent with the Fund's investment objective.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the underlying funds.

Underlying Funds	Target	Range
GuideStone Funds Inflation Protected Bond Fund	33.0%	20-50%
GuideStone Funds Global Natural Resources Equity Fund*	17.5%	10-30%
Credit Suisse Commodity Return Strategy Fund **	17.5%	10-25%
GuideStone Funds Flexible Income Fund*	17.0%	10-30%
GuideStone Funds Real Estate Securities Fund	15.0%	5-25%

        *Shares of these funds are not available for individual investment.

      **This fund is not a series of the Trust and is advised by an unaffiliated adviser.

  Target allocations represent the Fund's current target for investments among the underlying funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval. The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the underlying funds. There is no guarantee that the underlying funds or their investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns an underlying fund that invests in high yield securities ("junk bonds"), the Fund is subject to risks that the junk bonds may default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Because the Fund owns an underlying fund that invests in inflation-indexed bonds, the Fund is subject to risks related to the periodic adjustment of interest and/or principal payments on these securities due to changes in inflation, and the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the underlying fund may have no income to distribute. Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in an underlying fund that invests in inflation-indexed bonds.
  Floating rate loans generally are subject to restrictions on transfer, and an underlying fund in which the Fund invests may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. An underlying fund may find it difficult to establish a fair value for floating rate loans held by it. There is a risk that the value of the collateral securing a loan may decline after the underlying fund invests and that the collateral may not be sufficient to cover the amount owed to it. In the event the borrower defaults, the underlying fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower's obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to it. If the underlying fund acquires a participation interest in a loan, it may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
  Because the Fund owns underlying funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  To the extent the underlying funds invest more heavily in particular sectors, the Fund's performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Because the Fund is focused on inflation and not broad market performance, the underlying funds in which the Fund invests may hold a limited number of securities and may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund's performance is likely to be disproportionately affected by the factors influencing those sectors. To the extent the underlying funds emphasize the real estate sector, energy sector, materials sector or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors, and the value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.
  Because the Fund owns an underlying fund that invests in natural resources industries, the Fund is subject to an increased risk of loss. Natural resources may be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.
  Because the Fund owns an underlying fund that invests in commodities, it is subject to commodities risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the underlying fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund's performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund's shares.
  Because the Fund owns an underlying fund that buys investments in real estate investment trusts (REITs) and other investments in real estate, the Fund's value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Investment by an underlying fund in medium-sized stocks involves greater risk than investing in larger company stocks. The risks associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  Investment by an underlying fund in small-cap companies may involve greater risk and may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  Because the Fund owns underlying funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by an underlying investment in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by an underlying fund in which the Fund invests.
  To the extent that the Fund owns an underlying fund that invests in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund's investments may be adversely affected to a greater extent than other investments during deflationary periods.
  Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the underlying funds directly, to the extent permitted.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund's website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Real Assets Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	2.81%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	3.87%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.79%)	[2]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	924

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.12% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Global Natural Resources Equity Fund
GuideStone Funds Global Natural Resources Equity Fund
Investment Objective
The Global Natural Resources Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Natural Resources Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Global Natural Resources Equity Fund GS4 Class
Management fee		1.05%
Other expenses	[1]	0.35%
Total annual operating expenses		1.40%
[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Global Natural Resources Equity Fund GS4 Class
1 Year	143
3 Years	443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any,) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries and natural resources related sectors or that supply goods, technology and services to such companies. The Fund may invest in securities of issuers from a number of different countries, including the United States. The Fund's portfolio is diversified among a number of companies across different industries and capitalization ranges.
  Companies in natural resources industries include companies to be principally engaged in the discovery, development, production or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/ drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).
  A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow or net profits is committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resources industries.
  The Fund may invest in equity securities of issuers located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of foreign companies located in emerging markets.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.
  The Fund may invest in a company principally engaged in precious metal-related activities, which is one that derives at least 50% of its revenues from the exploration, mining or processing of or dealing in precious metals.
  The Fund may invest up to 5% of its net assets in securities issued by other investment companies, including exchange-traded funds (ETFs).
  Depending on market conditions, the Fund may at times, but will not necessarily, hold up to 20% of its assets in cash and cash equivalents, which could limit the ability of the Fund to meet its investment objectives.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor should be able to accept significant short-term fluctuations in value.
  Investment in companies in natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations.
  Concentrating investments in the natural resources sector increases the risk of loss because the securities of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if the sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector may change collectively regardless of the merits of individual companies.
  The Fund may be susceptible to financial, economic, political and/or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold may dramatically affect the profitability of companies in the gold industry.
  The Fund's investments in companies engaged in precious metal-related activities may be significantly affected by developments in the precious metals industries and may be linked to the prices of gold and silver, or other precious metals. These prices can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, companies engaged in precious metal-related activities also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of mining precious metals is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Medium-sized company stocks have historically been subject to greater investment risk than larger-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  An investment in a small- and micro-cap companies may involve greater risk and be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  The Fund's investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear it share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.
  To the extent that the Fund holds assets in cash and cash equivalents and not in the investments described, the ability of the Fund to meet its objective may be limited.
  Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund's investment strategies in pursuit of the Fund's investment objective. To a significant extent, the Fund's performance will depend on the success of the Adviser's methodology in allocating the Fund's assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers' investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Global Natural Resources Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Global Natural Resources Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Natural Resources Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Natural Resources Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any,) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries and natural resources related sectors or that supply goods, technology and services to such companies. The Fund may invest in securities of issuers from a number of different countries, including the United States. The Fund's portfolio is diversified among a number of companies across different industries and capitalization ranges.
  Companies in natural resources industries include companies to be principally engaged in the discovery, development, production or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/ drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).
  A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow or net profits is committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resources industries.
  The Fund may invest in equity securities of issuers located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of foreign companies located in emerging markets.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.
  The Fund may invest in a company principally engaged in precious metal-related activities, which is one that derives at least 50% of its revenues from the exploration, mining or processing of or dealing in precious metals.
  The Fund may invest up to 5% of its net assets in securities issued by other investment companies, including exchange-traded funds (ETFs).
  Depending on market conditions, the Fund may at times, but will not necessarily, hold up to 20% of its assets in cash and cash equivalents, which could limit the ability of the Fund to meet its investment objectives.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any,) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries and natural resources related sectors or that supply goods, technology and services to such companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor should be able to accept significant short-term fluctuations in value.
  Investment in companies in natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations.
  Concentrating investments in the natural resources sector increases the risk of loss because the securities of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if the sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector may change collectively regardless of the merits of individual companies.
  The Fund may be susceptible to financial, economic, political and/or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold may dramatically affect the profitability of companies in the gold industry.
  The Fund's investments in companies engaged in precious metal-related activities may be significantly affected by developments in the precious metals industries and may be linked to the prices of gold and silver, or other precious metals. These prices can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, companies engaged in precious metal-related activities also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of mining precious metals is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Medium-sized company stocks have historically been subject to greater investment risk than larger-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  An investment in a small- and micro-cap companies may involve greater risk and be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  The Fund's investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear it share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.
  To the extent that the Fund holds assets in cash and cash equivalents and not in the investments described, the ability of the Fund to meet its objective may be limited.
  Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund's investment strategies in pursuit of the Fund's investment objective. To a significant extent, the Fund's performance will depend on the success of the Adviser's methodology in allocating the Fund's assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers' investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Global Natural Resources Equity Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.05%
Other expenses	rr_OtherExpensesOverAssets	0.35% [1]
Total annual operating expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2013